Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Present value of funded DBO	€ (1,659)	€ (1,605)
Fair value of plan assets	1,150	1,089
Net position	(510)	(516)
Value of reimbursement rights	7	8
Asset ceiling
Post-employment benefits [Line Items]
Net position	(1)
Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(1,152)	(1,097)
Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(507)	(508)
Germany
Post-employment benefits [Line Items]
Present value of funded DBO	(773)	(764)
Fair value of plan assets	496	481
Net position	(277)	(283)
Germany | Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(531)	(511)
Germany | Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(242)	(253)
United States
Post-employment benefits [Line Items]
Present value of funded DBO	(547)	(522)
Fair value of plan assets	465	442
Net position	(82)	(80)
United States | Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(416)	(404)
United States | Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(131)	(118)
Other countries
Post-employment benefits [Line Items]
Present value of funded DBO	(339)	(319)
Fair value of plan assets	189	166
Net position	(151)	(153)
Value of reimbursement rights	7	8
Other countries | Asset ceiling
Post-employment benefits [Line Items]
Net position	(1)
Other countries | Present value of funded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	(205)	(182)
Other countries | Present value of unfunded DBO
Post-employment benefits [Line Items]
Present value of funded DBO	€ (134)	€ (137)